EXCHANGEABLE NOTES - Additional information (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands														1 Months Ended				6 Months Ended		12 Months Ended
	Feb. 22, 2024 shares	Sep. 22, 2023 USD ($)	Sep. 22, 2023 CNY (¥)	Apr. 27, 2023 USD ($)	Aug. 02, 2022 USD ($)	Aug. 02, 2022 CNY (¥)	Jan. 18, 2022 USD ($)	Jan. 18, 2022 CNY (¥)	Jan. 07, 2022 USD ($)	Jan. 07, 2022 CNY (¥)	Nov. 29, 2021	Nov. 05, 2021 USD ($)	Nov. 05, 2021 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Nov. 30, 2021 CNY (¥)	Sep. 30, 2021 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ¥ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2023 USD ($)	Nov. 30, 2021 USD ($)
EXCHANGEABLE NOTES
Changes in fair values of exchangeable notes due to the instrument- specific credit risk																		$ 93		$ 1,670		$ 33	$ (132)
Changes in fair values of exchangeable notes, excluding impact of instrument-specific credit risk																		(9,719)		4,448		13,162	1,065
Issuance of exchangeable notes		$ 27,883	¥ 200,000		$ 118,585	¥ 800,000	$ 94,457	¥ 600,000	$ 94,130	¥ 600,000		$ 125,039	¥ 800,000
Loan term											1 year
WFOE Exchangeable Notes
EXCHANGEABLE NOTES
Changes in fair values of exchangeable notes due to the instrument- specific credit risk																		0	$ 651	272		33	(132)
Changes in fair values of exchangeable notes, excluding impact of instrument-specific credit risk																		(11,509)	3,144	$ 737		13,162	1,065
Interest rate																	3.00%			3.00%	3.00%
Loan term																	1 year
Maximum Exchangeable Notes entitled to issue | ¥																	¥ 3,000,000
Percentage of change in present values of the exchangeable Notes before and after the amendment				10.00%
Change in fair value of exchangeable notes due to modification				$ 661
Founders Onshore Vehicle, Transfer of shares, Price per share | ¥ / shares																					¥ 1
Maximum percentage of shareholding for Notes Holder if there is required investment																				5.00%
Percentage of shareholding adjusted on pro-rata basis if there is less than required investment																				5.00%
Founders Onshore Vehicle, Purchase price of shares, Interest rate on debt if consummation of Qualified IPO not within threshold period (in percent)																				3.00%
Founders Onshore Vehicle, Threshold period for consummation of Qualified IPO																				7 years
Founders Onshore Vehicle, Purchase price of shares, Percentage of shares held by Notes Holer to be purchased																				60.00%
Founders Onshore Vehicle, Purchase price of shares, Interest rate on debt if prior to consummation of Qualified IPO																				8.00%
Fair value of the guarantees and Rights and Obligations provided by the Founders Onshore Vehicle														$ 8,135								8,135		$ 909	$ 3,391
WFOE Exchangeable Notes | Series A Preferred Shares Preferred Shares
EXCHANGEABLE NOTES
Amount issued exchanged for shares | ¥																¥ 400,000
WFOE Exchangeable Notes | Lotus E V | Lotus Technology Inc
EXCHANGEABLE NOTES
Conversion of exchangeable notes to ordinary shares (in shares) | shares	36,597,038
Lightning Speed Exchangeable Notes
EXCHANGEABLE NOTES
Changes in fair values of exchangeable notes due to the instrument- specific credit risk																		93	423	$ 1,398		0	0
Changes in fair values of exchangeable notes, excluding impact of instrument-specific credit risk																		1,790	$ 3,155	$ 3,711		$ 0	$ 0
Interest rate														110.00%						110.00%	110.00%	110.00%
Issuance of exchangeable notes														$ 71,792	¥ 500,000
Maximum extension term of each tranche														1 year	1 year					1 year
Loan term														5 years	5 years					5 years
Outstanding principal and interests at maturity																		$ 0		$ 0		$ 0